Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 41.4%
2,825	iShares 20+ Year Treasury Bond ETF	$ 438,751	2.1
11,849	iShares Core S&P 500 ETF	3,506,237	16.4
2,982	iShares Russell Mid-Cap Growth ETF	427,380	2.0
3,903	Vanguard Global ex-U.S. Real Estate ETF	211,308	1.0
2,996	Vanguard Real Estate ETF	261,641	1.2
10,249	Vanguard Russell 1000 Growth ETF	1,767,543	8.3
21,049	Vanguard Value ETF	2,220,670	10.4

	Total Exchange-Traded Funds
	(Cost $8,885,953)	8,833,530	41.4

MUTUAL FUNDS: 58.6%
	Affiliated Investment Companies: 55.1%
162,457	Voya Intermediate Bond Fund - Class P3	1,733,411	8.1
34,715	Voya Large Cap Growth Fund - Class P3	1,613,191	7.6
115,363	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,384,357	6.5
230,055	Voya Multi-Manager International Equity Fund - Class P3	2,512,202	11.7
197,545	Voya Multi-Manager International Factors Fund - Class P3	1,756,171	8.2
48,620	Voya Multi-Manager Mid Cap Value Fund - Class P3	422,994	2.0
43,370	Voya Short Term Bond Fund - Class P3	431,529	2.0
47,450	Voya Small Company Fund - Class P3	632,503	3.0
20,815	Voya Strategic Income Opportunities Fund - Class P3	215,017	1.0
91,530	Voya U.S. High Dividend Low Volatility Fund - Class P3	1,058,088	5.0
		11,759,463	55.1

	Unaffiliated Investment Companies: 3.5%
23,043	TIAA-CREF S&P 500 Index Fund - Class I	747,757	3.5

	Total Mutual Funds
	(Cost $12,970,006)	12,507,220	58.6

	Total Investments in Securities (Cost $21,855,959)	$ 21,340,750	100.0
	Assets in Excess of Other Liabilities	6,680	0.0
	Net Assets	$ 21,347,430	100.0

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 8,833,530	$ –	$ –	$ 8,833,530
Mutual Funds	12,507,220	–	–	12,507,220
Total Investments, at fair value	$ 21,340,750	$ –	$ –	$ 21,340,750

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 29, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/29/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund Class P3	$-	$-	$-	$-	$-	$1,314	$-	$-
Voya Intermediate Bond Fund Class P3	1,178,165	1,484,908	(956,210)	26,548	1,733,411	62,859	62,295	1,454
Voya Large Cap Growth Fund Class P3	1,084,156	2,508,310	(1,870,598)	(108,677)	1,613,191	12,485	205,541	73,953
Voya Large Cap Value Fund Class P3	-	185,087	(185,087)	-	-	3,575	(1,814)	-
Voya Multi-Manager Emerging Markets Equity Fund Class P3	948,711	915,282	(460,336)	(19,300)	1,384,357	24,246	40,554	7,473
Voya Multi-Manager International Equity Fund Class P3	1,704,292	1,427,811	(614,939)	(4,962)	2,512,202	51,873	(12,958)	-
Voya Multi-Manager International Factors Fund Class P3	1,199,067	1,040,397	(452,237)	(31,056)	1,756,171	58,096	(38,607)	-
Voya Multi-Manager Mid Cap Value Fund Class P3	288,337	267,911	(78,680)	(54,574)	422,994	5,005	13,374	36,761
Voya Short Term Bond Fund Class P3	292,935	256,887	(121,875)	3,582	431,529	10,398	2,309	-
Voya Small Company Fund Class P3	433,102	1,026,650	(829,059)	1,810	632,503	592	(9,685)	-
Voya Strategic Income Opportunities Fund - Class P3	-	506,123	(291,441)	335	215,017	7,895	3,032	-
Voya Strategic Income Opportunities Fund - Class R6	293,752	57,185	(349,528)	(1,409)	-	4,133	16	-
Voya U.S. High Dividend Low Volatility Fund Class P3	871,180	2,252,337	(1,937,583)	(127,846)	1,058,088	26,939	143,420	15,894
	$8,293,697	$11,928,888	$(8,147,573)	$(315,549)	$11,759,463	$269,411	$407,475	$135,535

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $22,042,723.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 203,074
Gross Unrealized Depreciation	(905,047)
Net Unrealized Depreciation	$ (701,973)